Invesco Multi-Factor Core Fixed Income ETF
Invesco Multi-Factor Core Fixed Income ETF Summary Information
Investment Objective
The Invesco Multi-Factor Core Fixed Income ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Invesco Multi-Factor Core Index (the “Underlying Index”).
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Invesco Multi-Factor Core Fixed Income ETF Invesco Multi-Factor Core Fixed Income ETF
Management Fees	0.12%
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.12%
[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example	1 Year	3 Years
Invesco Multi-Factor Core Fixed Income ETF | Invesco Multi-Factor Core Fixed Income ETF | USD ($)	12	39

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. At the date of this Prospectus, the Fund has not yet commenced operations and portfolio turnover data therefore is not available.
Principal Investment Strategies
The Fund generally will invest at least 80% of its total assets in securities that comprise the Underlying Index. Strictly in accordance with its guidelines and mandated procedures, Invesco Indexing LLC (the “Index Provider”) compiles and maintains the Underlying Index, which is designed to provide multi-factor exposure to fixed income securities. The Index Provider is affiliated with Invesco Capital Management LLC, the Fund’s investment adviser (the “Adviser”), and Invesco Distributors, Inc., the Fund’s distributor (the “Distributor”).

The Underlying Index is an index of indexes, comprised of component securities of the following indexes (each, a “Sub-Index”), with corresponding fixed, target weightings in the Underlying Index: (i) Invesco U.S. Fixed Rate 30-Year MBS Index (40% weight); (ii) Invesco Investment Grade Defensive Index (25% weight); (iii) Invesco U.S. Treasury 1-3 Years Index (20% weight); (iv) Invesco U.S. Treasury 10-30 Years Index (10% weight); and (v) Invesco Investment Grade Value Index (5% weight). The Underlying Index will typically include between 400-1,000 securities. The securities in the Underlying Index are weighted in accordance with the methodology of each Sub-Index. Additional information about each Sub-Index is set forth below.
Invesco U.S. Fixed Rate 30-Year MBS Index. The Invesco U.S. Fixed Rate 30-Year MBS Index (the “MBS Index”) is designed to provide exposure to mortgage-backed pass-through securities of the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). The MBS Index is compiled and maintained by the Index Provider.

In selecting components for inclusion in the MBS Index, the Index Provider begins with an investment universe of generic aggregates (“MBS Generics”), which are groups of pools of mortgage-backed securities (“MBS”) based on shared issuing agent, coupon rate and production year (i.e., the year that the mortgages were originated). The MBS Generics include pools of 30-year mortgages issued by Fannie Mae and Freddie Mac. They are based on fixed rate mortgages with at least one year remaining to maturity. The total amount outstanding of all production years for a given issuer and coupon must be at least $5 billion, and the total amount outstanding for a given coupon must be at least $250 million.

From the universe of MBS Generics, the MBS Index include all outstanding pools of 30-year mortgages issued by Fannie Mae and Freddie Mac that were produced in the past three years. The MBS Index rebalances monthly, at which time MBS Generics selected for inclusion in the MBS Index are market-value weighted.

Invesco Investment Grade Defensive Index. The Invesco Investment Grade Defensive Index (the “IG Defensive Index”) is designed to provide exposure to U.S. investment grade bonds having the highest “quality scores” (within the eligible universe of U.S. investment grade bonds) as determined by the Index Provider using its methodology described below. The IG Defensive Index is compiled and maintained by the Index Provider.

In selecting components for inclusion in the IG Defensive Index, the Index Provider begins with an investment universe of all U.S. dollar-denominated bonds issued by U.S. companies. To be eligible for inclusion, bonds must (i) be rated higher than BBB- (or equivalent) by S&P Global Ratings, a division of S&P Global Inc. (“S&P”), Fitch Ratings Inc. (“Fitch”) or Moody’s Investors Service, Inc. (“Moody’s”) credit rating agencies; (ii) have at least $600 million outstanding, with only the largest bond from each issuer eligible; (iii) have at least two years, and no more than ten years, until final maturity; and (iv) make coupon payments. Qualifying securities include: fixed rate, bullet bonds, sinking funds, amortizing, puttable, extendable, callable, and step-up bonds with schedules known at issuance. Securities issued in accordance with Rule 144A (“Rule 144A securities”) under the Securities Act of 1933, as amended (the “Securities Act”) bonds registered with the U.S. Securities and Exchange Commission (“SEC”), publicly underwritten medium-term notes and Eurodollar bonds are all eligible for inclusion in the IG Defensive Index.

The Index Provider assigns a quality score (“Quality Score”) to each eligible bond, which is calculated based on such bond’s maturity and credit rating. With respect to maturity, each bond is scored based on the number of years remaining to maturity, with bonds having fewer years to maturity receiving higher scores. With respect to credit factor score, each rating agency’s rating is converted into a numerical value and a bond’s credit factor score is calculated as an equally-weighted average of the numerical scores of each agency that has rated the bond. The maturity and credit factors for each bond are standardized across the universe of eligible bonds, and the Quality Score for each bond is computed as an equally-weighted combination of these two factors.

All eligible securities are ranked by Quality Score. Initially, bonds with Quality Scores in the top 40% of eligible securities are selected for inclusion in the IG Defensive Index. At each monthly IG Defensive Index rebalance, any eligible security with a Quality Score in the top 30% of eligible securities is added to the IG Defensive Index, and current components with a Quality Score in the bottom 50% of eligible securities are removed. IG Defensive Index components are equally weighted.

Invesco U.S. Treasury 1-3 Years Index. The Invesco U.S. Treasury 1-3 Years Index (the “Treasury 1-3 Years Index”) is compiled and maintained by the Index Provider and includes U.S dollar-denominated Treasury securities with a maturity from one year up to three years, regardless of call features. To be eligible for inclusion, the securities must also have at least $1 billion par amount outstanding. The securities included in the Treasury 1-3 Years Index are market-value weighted.

Invesco U.S. Treasury 10-30 Years Index. The Invesco U.S. Treasury 10-30 Years Index (the “Treasury 10-30 Years Index”) is compiled and maintained by the Index Provider and includes U.S dollar-denominated Treasury securities with a maturity from ten years up to thirty years, regardless of call features. To be eligible for inclusion, the securities must also have at least $1 billion par amount outstanding. The securities included in the Treasury 10-30 Years Index are market-value weighted.

Invesco Investment Grade Value Index. The Invesco Investment Grade Value Index (the “IG Value Index”) is designed to provide exposure to higher value, U.S. investment grade bonds. Higher value bonds are characterized as those with higher yields that may provide greater returns in certain markets. In addition, the IG Value seeks to incorporate securities with the highest “quality scores” (within the eligible universe of U.S. investment grade bonds) as determined by the Index Provider using its methodology described below. The IG Value Index is compiled and maintained by the Index Provider.

In selecting components for inclusion in the IG Value Index, the Index Provider begins with an investment universe of all U.S. dollar-denominated bonds issued by U.S. companies. To be eligible for inclusion, bonds must (i) be rated higher than BBB- (or equivalent) by S&P, Fitch, or Moody’s credit rating agencies; (ii) have at least $600 million outstanding, with only the largest bond from each issuer eligible; (iii) have at least two years, and no more than ten years, until final maturity; and (iv) make coupon payments. Qualifying securities include: fixed rate, bullet bonds, sinking funds, amortizing, puttable, extendable, callable, and step-up bonds with schedules known at issuance. Rule 144A securities, bonds registered with the SEC, publicly underwritten medium-term notes and Eurodollar bonds are all eligible for inclusion in the IG Value Index.

The Index Provider assigns a QAV Score to each eligible bond, which is calculated based on a combination of value and quality factors or characteristics. With respect to value, a value score (“Value Score”) is assigned to each eligible bond based on the bond’s option adjusted spread (“OAS”). Specifically, the Value Score for each bond is calculated as its percentile ranked OAS within its sector and credit rating category. With respect to credit category, each rating agency’s rating is converted into a numerical value and a bond’s credit factor score is calculated as an equally-weighted average of the numerical scores of each agency that has rated the bond. The bond is then assigned to one of six credit rating categories, as established by the Index Provider. Bonds are also separately ranked by OAS solely within their credit rating category. If fewer than three bonds are available within a sector or credit rating, then the Value Score for all bonds in the grouping is replaced with the percentile rank based on credit rating only. If fewer than three bonds are available within a rating category, then the bonds in that rating category are removed from IG Value Index eligibility. The Value Scores are then standardized.

The Index Provider also calculates a quality score (“Quality Score”) for each eligible bond, which is calculated based on such bond’s maturity and credit rating. With respect to maturity, each bond is scored based on the number of years remaining to maturity, with bonds having fewer years to maturity receiving higher scores. With respect to credit factor score, each rating agency’s rating is converted into a numerical value and a bond’s credit factor score is calculated as an equally-weighted average of the numerical scores of each agency that has rated the bond. The maturity and credit factors for each bond are standardized across the universe of eligible bonds, and the Quality Score for each bond is computed as an equally-weighted combination of these two factors.

Once a Value Score and Quality Score are assigned to eligible bonds, the QAV Score is calculated as a weighted average combination of the two scores, with 90% and 10% weights applied to the Value Score and Quality Score, respectively.

All eligible securities are ranked by the QAV Score. Initially, bonds with QAV Scores in the top 40% of eligible securities are selected for inclusion in the IG Value Index. At each monthly IG Value Index rebalance, any eligible security with a QAV Score in the top 30% of eligible securities is added to the IG Value Index, and current IG Value Index components with a QAV Score in the bottom 50% of eligible securities are removed. IG Value Index components are equally weighted.
The Fund does not purchase all of the securities in the Underlying Index; instead, the Fund utilizes a “sampling” methodology to seek to achieve its investment objective.

The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.
Principal Risks of Investing in the Fund
The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with processing creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, which may be more likely to trade at a premium or discount to net asset value (“NAV”) and to face trading halts and/or delisting. This risk may be heightened for the Fund because it invests in non-U.S. securities, which may have lower trading volumes.

Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will “call” (or prepay) their bonds before their maturity date. If an issuer exercised such a call during a period of declining interest rates, the Fund may have to replace such called security with a lower yielding security. If that were to happen, the Fund’s net investment income could fall.

Cash Transaction Risk. Most ETFs generally make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. However, unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally in-kind, due to the nature of the Fund’s investments. As such, the Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Therefore, the Fund may recognize a capital gain on these sales that might not have been incurred if the Fund had made a redemption in-kind. This may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process and there may be a substantial difference in the after-tax rate of return between the Fund and conventional ETFs.

Changing U.S. Fixed-Income Market Conditions Risk. The current historically low interest rate environment was created in part by the Federal Reserve Board (“FRB”) keeping the federal funds rates at, near or below zero. The “tapering” in 2015 of the FRB’s quantitative easing program, combined with the FRB’s recent raising of the target range for the Federal Funds Rate may expose fixed-income markets to heightened volatility and reduced liquidity for certain fixed-income investments, particularly those with longer maturities, although it is difficult to predict the impact of this rate increase and any future rate increases on various markets. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed-income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in FRB policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover rate and the Fund’s transaction costs.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Index Rebalance Risk. Pursuant to the methodology that the Index Provider uses to maintain the Underlying Index, securities may be frequently added or removed from the Underlying Index during regular Underlying Index rebalances. As a result, to the extent the Fund attempts to replicate the Underlying Index, the Fund may frequently buy or sell securities, increasing portfolio turnover. Higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. Additionally, Underlying Index rebalances may cause the Fund to purchase or sell securities at inopportune times or for prices other than at current market values or may elect not to sell such securities on the day that they are removed from the Underlying Index. Due to these factors, the variation between the Fund’s annual return and the return of the Underlying Index may increase significantly.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Industry Concentration Risk. The Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or sector. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Liquidity Risk. Liquidity risk exists when a particular investment is difficult to purchase or sell. If the Fund invests in illiquid securities or current portfolio securities become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s NAV.

Mortgage-Backed Securities Risk. Investments in mortgage-backed securities are subject to prepayment or call risk, which is the risk that payments from the borrower may be received earlier than expected due to changes in the rate at which the underlying loans are prepaid. Securities may be prepaid at a price less than the original purchase value.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. Because the Fund issues and redeems Creation Units principally for cash, it will incur higher costs in buying and selling securities than if it issued and redeemed Creation Units in-kind. Additionally, the Fund’s use of a representative sampling approach may cause the Fund not to be as well-correlated with the return of the Underlying Index as would be the case if the Fund purchased all of the securities in the Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Privately Issued Securities Risk. The Fund may invest in privately issued securities, including those that may be resold only in accordance with Rule 144A or Regulation S under the Securities Act. Rule 144A securities are restricted securities that are not publicly traded, and Regulation S securities are securities of U.S. and non-U.S. issuers initially offered and sold outside the United States without registration with the SEC. Accordingly, the liquidity of the market for specific Rule 144A or Regulation S securities may vary. Delay or difficulty in selling such securities may result in a loss to the Fund.

Sampling Risk. The Fund’s use of a representative sampling approach will result in it holding a smaller number of securities than are in the Underlying Index. As a result, an adverse development to an issuer of securities that the Fund holds could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

U.S. Government Obligation Risk. The Fund may invest in U.S. government obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury. U.S. Government securities include securities that are issued or guaranteed by the United States Treasury, by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. U.S. Treasury securities are backed by the “full faith and credit” of the United States. Securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of those U.S. Government securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.
Performance
As of the date of this Prospectus, the Fund has not commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.invesco.com/ETFs and will provide some indication of the risks of investing in the Fund.